Short Term Investments (Details) - Schedule of fair value disclosure - CNY (¥)	Jun. 30, 2022	Dec. 31, 2021
Short Term Investments (Details) - Schedule of fair value disclosure [Line Items]
Marketable securities	¥ 35,349,990	¥ 33,540,301
Level 1 [Member]
Short Term Investments (Details) - Schedule of fair value disclosure [Line Items]
Marketable securities	35,349,990	33,540,301
Level 2 [Member]
Short Term Investments (Details) - Schedule of fair value disclosure [Line Items]
Marketable securities
Level 3 [Member]
Short Term Investments (Details) - Schedule of fair value disclosure [Line Items]
Marketable securities